Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Advisor Class, HASAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Advisor Class
Trading Symbol	HASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$7.23	1.35%

Expenses Paid, Amount	$ 7.23
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Asset Allocation Fund - Advisor Class	23.42%	10.52%	8.91%
S&P 500 Total Return Index	28.19%	15.80%	14.32%
S&P Global BMI ex-US Index	16.78%	6.81%	6.61%

Performance Inception Date	Sep. 04, 2015
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,028,677,179
Holdings Count | shares	76
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%

Institutional Class, HASIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	HASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$5.89	1.10%

Expenses Paid, Amount	$ 5.89
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	23.80%	10.80%	9.59%
S&P 500 Total Return Index	28.19%	15.80%	14.50%
S&P Global BMI ex-US Index	16.78%	6.81%	6.26%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,028,677,179
Holdings Count | shares	76
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%

Investor Class, AAANX
Shareholder Report [Line Items]
Fund Name	Horizon Active Asset Allocation Fund
Class Name	Investor Class
Trading Symbol	AAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.43	1.20%

Expenses Paid, Amount	$ 6.43
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	23.60%	10.68%	7.52%
S&P 500 Total Return Index	28.19%	15.80%	12.69%
S&P Global BMI ex-US Index	16.78%	6.81%	4.23%

No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,028,677,179
Holdings Count | shares	76
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%

Advisor Class, ARAAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Advisor Class
Trading Symbol	ARAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$7.37	1.37%

Expenses Paid, Amount	$ 7.37
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Risk Assist® Fund - Advisor Class	22.99%	7.14%	5.70%
S&P 500 Total Return Index	28.19%	15.80%	14.33%
S&P Global BMI ex-US Index	16.78%	6.81%	6.61%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.12%

Performance Inception Date	Sep. 04, 2015
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,266,541,645
Holdings Count | shares	453
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%

Institutional Class, ACRIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Institutional Class
Trading Symbol	ACRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$6.03	1.12%

Expenses Paid, Amount	$ 6.03
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	23.31%	7.42%	6.46%
S&P 500 Total Return Index	28.19%	15.80%	14.50%
S&P Global BMI ex-US Index	16.78%	6.81%	6.26%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.62%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,266,541,645
Holdings Count | shares	453
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%

Investor Class, ARANX
Shareholder Report [Line Items]
Fund Name	Horizon Active Risk Assist Fund
Class Name	Investor Class
Trading Symbol	ARANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.57	1.22%

Expenses Paid, Amount	$ 6.57
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (08/29/2014)
Horizon Active Risk Assist® Fund - Investor Class	23.20%	7.31%	4.64%
S&P 500 Total Return Index	28.19%	15.80%	12.50%
S&P Global BMI ex-US Index	16.78%	6.81%	4.18%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.19%

Performance Inception Date	Aug. 29, 2014
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,266,541,645
Holdings Count | shares	453
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%

Advisor Class, AIHAX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Advisor Class
Trading Symbol	AIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.12	1.21%

Expenses Paid, Amount	$ 6.12
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	2.04%	-0.67%	-0.08%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.96%

Performance Inception Date	Feb. 08, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 222,371,664
Holdings Count | shares	29
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%

Institutional Class, AIRIX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Institutional Class
Trading Symbol	AIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$4.91	0.97%

Expenses Paid, Amount	$ 4.91
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	2.33%	-0.44%	-0.23%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.62%

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 222,371,664
Holdings Count | shares	29
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%

Investor Class, AIMNX
Shareholder Report [Line Items]
Fund Name	Horizon Active Income Fund
Class Name	Investor Class
Trading Symbol	AIMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.42	1.07%

Expenses Paid, Amount	$ 5.42
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]	Average Annual Returns May 31, 2024
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class(1)	2.09%	-0.52%	-0.11%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.26%

No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 222,371,664
Holdings Count | shares	29
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%

Advisor Class, HADUX
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Advisor Class
Trading Symbol	HADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$8.24	1.54%

Expenses Paid, Amount	$ 8.24
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	21.53%	7.04%	6.34%
S&P 500 Total Return Index	28.19%	15.80%	13.73%
MSCI World High Dividend Yield Index(1)	17.50%	8.89%	7.51%
S&P 500 Buy/Write Monthly Index	9.26%	6.23%	5.24%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 105,475,456
Holdings Count | shares	201
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$105,475,456
Number of Portfolio Holdings	201
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.9%
Investment Companies	0.1%
100.0%

Investor Class, HNDDX
Shareholder Report [Line Items]
Fund Name	Horizon Equity Premium Income Fund
Class Name	Investor Class
Trading Symbol	HNDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$7.44	1.39%

Expenses Paid, Amount	$ 7.44
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	21.74%	7.20%	7.34%
S&P 500 Total Return Index	28.19%	15.80%	14.17%
MSCI World High Dividend Yield Index(1)	17.50%	8.89%	8.56%
S&P 500 Buy/Write Monthly Index	9.26%	6.23%	5.83%

Performance Inception Date	Dec. 28, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 105,475,456
Holdings Count | shares	201
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$105,475,456
Number of Portfolio Holdings	201
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.9%
Investment Companies	0.1%
100.0%

Advisor Class, HADRX
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Advisor Class
Trading Symbol	HADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$9.13	1.75%

Expenses Paid, Amount	$ 9.13
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	15.13%	7.79%	6.09%
S&P 500 Total Return Index	28.19%	15.80%	12.72%
Bloomberg US Treasury 1-3 Years Index	3.36%	1.01%	1.41%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 598,863,724
Holdings Count | shares	515
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$598,863,724
Number of Portfolio Holdings	515
Portfolio Turnover Rate (%)	3%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.7%
Purchased Options	0.8%
Investment Companies	0.5%
100.0%

Investor Class, HNDRX
Shareholder Report [Line Items]
Fund Name	Horizon Defined Risk Fund
Class Name	Investor Class
Trading Symbol	HNDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$8.40	1.61%

Expenses Paid, Amount	$ 8.40
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	15.30%	7.95%	6.34%
S&P 500 Total Return Index	28.19%	15.80%	13.01%
Bloomberg US Treasury 1-3 Years Index	3.36%	1.01%	1.34%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 598,863,724
Holdings Count | shares	515
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$598,863,724
Number of Portfolio Holdings	515
Portfolio Turnover Rate (%)	3%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.7%
Purchased Options	0.8%
Investment Companies	0.5%
100.0%

Advisor Class, USRTX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Advisor Class
Trading Symbol	USRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.23	1.16%

Expenses Paid, Amount	$ 6.23
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	23.59%	10.18%
S&P 500 Total Return Index	28.19%	13.86%
MSCI USA Minimum Volatility Index	17.67%	6.79%

Performance Inception Date	Jan. 31, 2020
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 414,185,779
Holdings Count | shares	160
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$414,185,779
Number of Portfolio Holdings	160
Portfolio Turnover Rate (%)	106%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.3%
Money Market Funds	0.7%
100.0%

Investor Class, USRAX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	USRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.86	1.09%

Expenses Paid, Amount	$ 5.86
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	23.71%	10.14%
S&P 500 Total Return Index	28.19%	14.68%
MSCI USA Minimum Volatility Index	17.67%	8.19%

Performance Inception Date	Jun. 26, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 414,185,779
Holdings Count | shares	160
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$414,185,779
Number of Portfolio Holdings	160
Portfolio Turnover Rate (%)	106%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.3%
Money Market Funds	0.7%
100.0%

Advisor Class, HESAX
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Advisor Class
Trading Symbol	HESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.06	1.12%

Expenses Paid, Amount	$ 6.06
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	28.93%	13.04%
MSCI USA Index	28.37%	13.37%
MSCI USA ESG Leaders Index	31.08%	14.25%

Performance Inception Date	Jan. 08, 2020
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 349,766,506
Holdings Count | shares	283
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$349,766,506
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	3%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.8%
Money Market Funds	0.2%
100.0%

Investor Class, HESGX
Shareholder Report [Line Items]
Fund Name	Horizon Defensive Core Fund
Class Name	Investor Class
Trading Symbol	HESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.25	0.97%

Expenses Paid, Amount	$ 5.25
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	29.12%	13.19%
MSCI USA Index	28.37%	13.39%
MSCI USA ESG Leaders Index	31.08%	14.20%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 349,766,506
Holdings Count | shares	283
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$349,766,506
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	3%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.8%
Money Market Funds	0.2%
100.0%

Advisor Class, HTFAX
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	HTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$4.93	0.98%

Expenses Paid, Amount	$ 4.93
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]	Average Annual Returns May 31, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	2.86%	0.04%
Bloomberg Aggregate Bond Index	1.31%	3.08%

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 208,695,434
Holdings Count | shares	10
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$208,695,434
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	200%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%

Investor Class, HTFNX
Shareholder Report [Line Items]
Fund Name	Horizon Tactical Fixed Income Fund
Class Name	Investor Class
Trading Symbol	HTFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$4.18	0.83%

Expenses Paid, Amount	$ 4.18
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]	Average Annual Returns May 31, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	3.02%	-0.27%
Bloomberg Aggregate Bond Index	1.31%	1.97%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 208,695,434
Holdings Count | shares	10
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$208,695,434
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	200%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%

Advisor Class, HSMBX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Advisor Class
Trading Symbol	HSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.91	1.24%

Expenses Paid, Amount	$ 6.91
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	37.67%	23.51%
S&P 500 Total Return Index	28.19%	27.52%
S&P 1000 Total Return Index	24.25%	12.52%

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 61,460,426
Holdings Count | shares	306
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$61,460,426
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	86%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.1%
Investment Companies	0.9%
100.0%

Investor Class, HSMNX
Shareholder Report [Line Items]
Fund Name	Horizon Multi-Factor Small/Mid Cap Fund
Class Name	Investor Class
Trading Symbol	HSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/
Expenses [Text Block]
What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.08	1.09%

Expenses Paid, Amount	$ 6.08
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	37.89%	26.10%
S&P 500 Total Return Index	28.19%	27.04%
S&P 1000 Total Return Index	24.25%	16.49%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 61,460,426
Holdings Count | shares	306
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2024)
Net Assets ($)	$61,460,426
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	86%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2024) Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.1%
Investment Companies	0.9%
100.0%